Long-Term Debt, Secured Term Loans - Alpha Bank (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 Agreement
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Number of loan agreements with Alpha Bank | Agreement				2
Payments to collateral accounts			$ 33,950
P. Aliki Loan [Member]
Long-Term Debt [Abstract]
Borrowing capacity		$ 18,250
Proceeds from loan agreement		$ 18,250
P. Aliki Loan [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate			2.60%
P. Aliki Loan [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate			0.65%
P. Long Beach Loan [Member]
Long-Term Debt [Abstract]
Borrowing capacity	$ 22,000
Proceeds from loan agreement	$ 22,000
P. Long Beach Loan [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate			2.35%
P. Long Beach Loan [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate			0.65%